Earnings Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net (loss) income attributable to ordinary shareholders for computing net income per ordinary share – basic	$ (82,889,335)	$ (28,427,244)	$ (6,755,603)
(Gain) loss on valuation of warrants	(205,785)	(531,099)	(6,856,682)
Net (loss) income attributable to ordinary shareholders for computing net income per ordinary share – diluted	$ (83,095,120)	$ (28,958,343)	$ (13,612,285)
Denominator:
Weighted average number of shares used in calculating net income per ordinary share – basic	11,653,729	9,914,313	9,323,108
Weighted average number of shares used in calculating net income per ordinary share – diluted	11,653,729	9,914,313	9,323,108
Net (loss) income per ordinary share - basic	$ (7.11)	$ (2.87)	$ (1.46)
Net (loss) income per ordinary share - diluted	$ (7.11)	$ (2.87)	$ (1.46)